Expenses Classified By Nature - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Expenses Classified By Nature [Line Items]
Insurance indemnification proceeds	$ 8.0	$ 2.9
Employer contributions included in salaries and wages	$ 9.2
Stars Interactive Group | Belgium
Expenses Classified By Nature [Line Items]
Indemnification proceeds for gaming duty, professional fees and income taxes		5.8
Refund of taxes and penalties		$ 2.9